FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Narrative (Details) - Interest rate swap contract $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2020 USD ($) derivative	Mar. 31, 2020 USD ($) derivative	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument			550,000
Gain (loss) on derivatives			$ 9,800	$ 9,200
Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative instruments receivable			36,500		$ 39,100
Derivative instruments payable			$ 0		$ 0
$150m borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	150,000					150,000
Number of derivatives entered into | derivative	2
$250m Borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument		250,000
Number of derivatives entered into | derivative		3